Related Party Transactions and Balances (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Related party transactions and balances\Loans from shareholders [Abstract]
Schedule of relationship of related party transactions
Name	Relationship with the Company
Jet Key Limited (“Jet Key”)	A below 1% shareholder of the Company
Shenzhen Bayi Consulting Co. Ltd. (“Bayi”)	A below 5% shareholder of the Company
Ace Keen Limited (“Ace Keen”)	A below 1% shareholder of the Company
Moxian China Limited	A 27.5% shareholder of the Company
Zhang Xin	A below 5% shareholder of the Company
Beijing Xinhua Huifeng Equity Investment Center (“Xinhua”)	A Shareholder of the Company (see note 6)
Zhongtou Huifeng Investment Management (Beijing) Co. Ltd	Affiliated company of Xinhua
Morolling International HK Limited (Morolling)	A below 5% shareholder of the Company

Schedule of loans payable-related party transactions
Nature and Company	June 30, 2016	September 30, 2015
Loan payable – related parties
Bayi	$1,434,189	$1,286,811
Moxian China Limited	733,134	(50,256)
Jet Key	211,343	202,373
Ace Keen	98,522	23,597
Zhang Xin	98,919	-
Zhongtou	16,224	-
Xinhua	246,827	-
	$2,839,158	$1,462,525

Schedule of loans repayable
	As of
Repayable	September 30, 2015	September 30, 2014
Within 1 month	$—	$—
1 to 3 months	—	—
More than 3 months but less than 12 months	1,462,525	6,151,932
	$1,462,525	$6,151,932